UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C. 20549

                                FORM 13F

                           FORM 13F COVER PAGE

Report for Calendar Year or Quarter Ended: JUNE 30, 1999

Check here if Amendment [    ];  Amendment Number:

Institutional Investment Manager Filing this Report:

Name:     Parker Carlson & Johnson
Address:  120 West Third Street
          Suite 300
          Dayton, OH 45402-1819

13F File Number:  801-17956

The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statement and schedules remain true, correct and complete as previously submitted.

Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Dayton and State of Ohio on the 29th day of JULY, 1999.


Signature:  /s/_________________________
            James M. Johnson,
            Chief Investment Officer

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Totals:          90

Form 13F Information Table Value Total:      $ 103,028


List of Other Included Managers:

No.  13F File Number          Name
01
02
03

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Alcoa Inc                      COM              013817101     1176    19000 SH       SOLE                    19000
                                                              1634    26400 SH       DEFINED                          26400
America Online Inc             COM              02364J104     3773    34296 SH       SOLE                    34296
                                                              2046    18600 SH       DEFINED                          18600
American Express Co            COM              025816109     1461    11225 SH       SOLE                    11225
                                                              1718    13200 SH       DEFINED                          13200
American Home Prods            COM              026609107     1181    20590 SH       SOLE                    20590
                                                              1492    26000 SH       DEFINED                          26000
American Intl Group            COM              026874107     2044    17429 SH       SOLE                    17429
                                                              2441    20819 SH       DEFINED                          20819
Bristol Myers Squibb           COM              110122108      282     4000 SH       SOLE                     4000
Campbell Soup Co               COM              134429109      652    14050 SH       SOLE                    14050
                                                              1122    24200 SH       DEFINED                          24200
Cedar Fair L P                 DEPOSITRY UNIT   150185106      217     8700 SH       SOLE                     8700
Chevron Corporation            COM              166751107      390     4100 SH       SOLE                     4100
                                                               970    10200 SH       DEFINED                          10200
Cisco Systems Co Inc           COM              17275R102     1697    26330 SH       SOLE                    26330
                                                              2658    41250 SH       DEFINED                          41250
Citigroup Inc                  COM              172967101     1307    27524 SH       SOLE                    27524
                                                              1746    36750 SH       DEFINED                          36750
Clorox Co                      COM              189054109      759     7105 SH       SOLE                     7105
                                                              1495    14000 SH       DEFINED                          14000
Cooper Cameron Corp            COM              216640102      435    11750 SH       SOLE                    11750
                                                               667    18000 SH       DEFINED                          18000
Disney Walt Co                 COM              254687163      711    23075 SH       SOLE                    23075
                                                               894    29000 SH       DEFINED                          29000
E M C Corp Mass                COM              268648102     1223    22230 SH       SOLE                    22230
                                                              1452    26400 SH       DEFINED                          26400
Emerson Elec Co                COM              291011104      439     6980 SH       SOLE                     6980
                                                              1234    19600 SH       DEFINED                          19600
Federal Natl Mtg Assn          COM              313586109      679     9950 SH       SOLE                     9950
                                                              1229    18000 SH       DEFINED                          18000
First Franklin Corp            COM              320272107      215    16212 SH       SOLE                    16212
Firstar Corp                   COM              33763V109      435    15549 SH       SOLE                    15549
Four Season Hotel Inc          LTD VTG SH       35100E104      423     9600 SH       SOLE                     9600
Franklin Res Inc               COM              354613101      615    15150 SH       SOLE                    15150
                                                               975    24000 SH       DEFINED                          24000
Galileo Intl Inc               COM              363547100      494     9250 SH       SOLE                     9250
General Elec Co                COM              369604103     1831    16200 SH       SOLE                    16200
                                                              2102    18600 SH       DEFINED                          18600
Gillette Co                    COM              375766102      294     7175 SH       SOLE                     7175
                                                               763    18600 SH       DEFINED                          18600
Home Depot Corp                COM              437076102      206     3200 SH       SOLE                     3200
International Bus Mach         COM              459200101     1869    14462 SH       SOLE                    14462
                                                              2895    22400 SH       DEFINED                          22400
Johnson & Johnson              COM              478160104      284     2900 SH       SOLE                     2900
Keycorp                        COM              493267108      265     8256 SH       SOLE                     8256
Lilly Eli & Co                 COM              532457108      899    12550 SH       SOLE                    12550
                                                               895    12500 SH       DEFINED                          12500
Lucent Technologies            COM              549463107     2860    42411 SH       SOLE                    42411
                                                              2345    34768 SH       DEFINED                          34768
Merck & Co Inc                 COM              589331107     1154    15670 SH       SOLE                    15670
                                                              1473    20000 SH       DEFINED                          20000
Microsoft Corp                 COM              594918104     1773    19660 SH       SOLE                    19660
                                                              1984    22000 SH       DEFINED                          22000
Mobil Corp                     COM              607059102      721     7300 SH       SOLE                     7300
                                                               948     9600 SH       DEFINED                           9600
Metzler Group Inc              COM              592903108      479    17350 SH       SOLE                    17350
                                                              1279    46300 SH       DEFINED                          46300
Newpark Res Inc                COM              651718504      572    64480 SH       SOLE                    64480
                                                               698    78600 SH       DEFINED                          78600
Northern Tr Corp               COM              665859104      948     9772 SH       SOLE                     9772
                                                              1736    17900 SH       DEFINED                          17900
Omnicom Group Inc              COM              681919106      208     2600 SH       SOLE                     2600
Pharmaceutical Prod            COM              717124101      706    25800 SH       SOLE                    25800
                                                               835    30500 SH       DEFINED                          30500
Policy Mgmt Systems            COM              731108106      862    28725 SH       SOLE                    28725
                                                              1269    42300 SH       DEFINED                          42300
Procter & Gamble Co            COM              742718109      423     4740 SH       SOLE                     4740
Reynolds & Reynolds            CL A             761695105      202     8663 SH       SOLE                     8663
Royal Dutch Pete Co            NY REG GLD1.25   780257804      208     3456 SH       SOLE                     3456
S&P 500 SPDR                   UNIT SER 1       78462F103     1371    10005 SH       SOLE                    10005
                                                              1370    10000 SH       DEFINED                          10000
Schwab Charles                 COM              808513105     1412    12950 SH       SOLE                    12950
                                                              2292    21025 SH       DEFINED                          21025
Sealed Air Corp                COM              81211K100     1095    16875 SH       SOLE                    16875
                                                              1622    25000 SH       DEFINED                          25000
Sky Financial Group Inc        COM              83080P103      277    10156 SH       SOLE                    10156
Sprint Corp                    COM FON GROUP    852061100     1020    19236 SH       SOLE                    19236
Sprint Corp PCS                PCS COM SER 1    852061506      305     5359 SH       SOLE                     5359
State Str Corp                 COM              857477103      239     2800 SH       SOLE                     2800
Sterling Commerce              COM              859205106     1190    32375 SH       SOLE                    32375
                                                              1801    49000 SH       DEFINED                          49000
Tyco Intl Ltd                  COM              902124106     1352    14264 SH       SOLE                    14264
                                                              1848    19500 SH       DEFINED                          19500
United Technologies            COM              913017109     1249    17350 SH       SOLE                    17350
                                                              1555    21600 SH       DEFINED                          21600
Wells Fargo & Co               COM              949746101     1131    26445 SH       SOLE                    26445
                                                              1411    33000 SH       DEFINED                          33000